Business Combinations - Purchase consideration (Details) shares in Thousands, R$ in Thousands		1 Months Ended
	May 20, 2022 BRL (R$) shares item	Sep. 30, 2022 BRL (R$)
Disclosure of detailed information about business combination [line items]
Number of instruments issued for business combination | shares	5,387
Instruments issuable for business combination | shares	1,795
Number of Instruments retained for one business | shares	898
Hold back period one in business combination	3 years
Retained shares | shares	897
Hold back period two	6 years
Unicesumar
Disclosure of detailed information about business combination [line items]
Purchase consideration	R$ 3,210,373
Cash payable at the acquisition date	2,162,500
Payable after 12 months	456,721
Contingent consideration	30,608
Payable through the issuance of new Vitru shares	R$ 560,544
Percentage of cash payable at the acquisition date	67.36%
Percentage of amount to be payable after 12 months	14.23%
Percentage of contingent consideration	0.95%
Percentage of payable through the issuance of new Vitru shares	17.46%
Number of additional licenses authorized | item	40
License amount recognised	R$ 30,608
Contractual amendment of intangible assets		R$ 73,134
Contractual term (in years)	12 months	24 months
Unicesumar | Licenses to operate medical courses
Disclosure of detailed information about business combination [line items]
Estimated useful life	5 years